CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Operating activities:
Net (loss) income	¥ 85,233	$ 12,357	¥ (475,780)	¥ (771,193)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	94,046	13,635	125,305	177,478
Amortization of operating lease right-of-use asset	172,912	25,070	250,041	170,022
Bad debt provision	37,866	5,490	5,773	13,900
Loss on disposal of property and equipment	12,788	1,854	24,669	3,303
Deferred income tax (benefit) expense	873	127	101,220	(42,431)
Share based compensation expense	16,537	2,398	19,103	36,246
Investment (income) loss	(4,542)	(659)	(1,375)	77
Foreign currency exchange loss, net	954	138	518	4,849
Changes in operating assets and liabilities
Accounts receivable	(35,785)	(5,188)	(21,339)	(7,779)
Amounts due from related parties	186	27	(1,217)	(252)
Prepaid expenses and other current assets	(3,944)	(572)	18,124	(1,511)
Other non-current assets	33,887	4,913	13,887	14,549
Accounts payable	975	141	(156)	821
Amounts due to related parties	(468)	(68)	374	(58)
Income taxes payable	19,434	2,818	12,183	7,146
Deferred revenue	(322,191)	(46,713)	26,654	412,228
Accrued expenses and other current liabilities	37,314	5,410	163,292	2,289
Operating lease liabilities	(173,284)	(25,124)	(252,351)	(128,186)
Other non-current liabilities	(319)	(46)	(315)	(319)
Net cash (used in) provided by operating activities	(27,528)	(3,992)	8,610	(108,821)
Investing activities:
Purchase of property and equipment and intangible assets	(38,768)	(5,621)	(67,694)	(79,414)
Proceeds from disposal of property and equipment	807	117	85,083	7,909
Purchase of long-term investments	(3,000)	(435)		(4,000)
Proceeds from disposal of long-term investment	17,975	2,606	9,500
Purchase of time deposits	(120)	(17)	(50,129)	(94,426)
Proceeds from maturity of time deposits			50,000	171,660
Issuance of loans to employees			(402)	(8,782)
Proceeds from repayment of loans to employees	397	58	7,335	6,396
Net cash (used in) provided by investing activities	(22,709)	(3,292)	33,693	(657)
Financing activities:
Proceeds from bank borrowing	52,000	7,539	30,000	10,710
Contribution from non-controlling entities				300
Repayment of bank borrowings	(30,000)	(4,350)	(10,710)	(89,162)
Collection of loan from a related party				6,499
Issuance of Class A ordinary shares in connection with exercise of share options	107	16	3,947	3,354
Prepayments of acquire noncontrolling interests	(7,109)	(1,031)
Repurchase of treasury shares	(17,103)	(2,480)
Net cash (used in) provided by financing activities	(2,105)	(306)	23,237	(68,299)
Changes in cash, cash equivalents and restricted cash	(52,342)	(7,590)	65,540	(177,777)
Effect of foreign currency exchange rate changes on cash, cash equivalents and restricted cash	2,288	332	(67)	(1,376)
Net change in cash, cash equivalents and restricted cash	(50,054)	(7,258)	65,473	(179,153)
Cash, cash equivalents and restricted cash at beginning of year	424,021	61,479	358,548	537,701
Cash and cash equivalents	356,237		423,766	320,179
Restricted cash	17,730		255	38,369
Cash, cash equivalents and restricted cash at end of year	373,967	54,221	424,021	358,548
Supplemental disclosure of cash flow information:
Income taxes paid	527	76	654	615
Interest paid	1,497	217	463	4,954
Non-cash investing and financing activities:
Accrual for purchase of equipment	4,398	638	7,957	9,180
Operating lease right-of-use assets obtained in exchange for new operating lease liabilities	¥ 112,966	$ 16,379	¥ 185,875	¥ 484,202